united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/23

Item 1. Reports to Stockholders.

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Hunter Small Cap Value Fund

Class I HSCVX

SEMI-ANNUAL REPORT

January 31, 2023

www.hunterfunds.com

1-833-835-1171

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the Fund’s prospectus carefully before investing in the Fund.

Hunter Small Cap Value Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2023

The Fund’s performance figures* for the period ended January 31, 2023 compared to its benchmark:

Since Inception
Hunter Small Cap Value Fund Class I (a)	9.80%
Russell 2000 Value Total Return (b)	11.80%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before expense waivers, are 1.98% for Class I shares, per the December 20, 2022 prospectus. Hunter Perkins Capital Management, LLC d/b/a Hunter Capital Management (the “Adviser”) has contractually agreed to reduce the Fund’s fees and/or to make payments to limit Fund expenses until at least March 29, 2024, so that the total annual operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses) of the Fund do not exceed 1.25% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made. For performance information current to the most recent month-end, please call toll-free 1-833-835-1171.

(a)	Hunter Small Cap Value Fund Class I commenced operations on December 28, 2022.

(b)	The Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the US equity universe. It includes those Russell 2000 companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term (2 year) growth and lower sales per share historical growth (5 years). The Russell 2000® Index is an unmanaged, capitalization-weighted index of 2,000 small cap U.S. companies. Investors cannot invest directly in an index.

PORTFOLIO ANALYSIS (Unaudited)
January 31, 2023
Percent of
Sectors	Net Assets
Banking	15.3%
Software	7.2%
Residential REIT	6.1%
Electrical Equipment	4.6%
Insurance	4.6%
Semiconductors	4.2%
Metals & Mining	3.7%
Containers & Packaging	3.6%
Food	3.3%
Electric Utilities	3.2%
Other, Cash & Cash Equivalent	44.2%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 90.1%
	APPAREL & TEXTILE PRODUCTS - 2.9%
3,458	Columbia Sportswear Company	$331,622

	ASSET MANAGEMENT - 1.8%
2,811	Cohen & Steers, Inc.	206,524

	BANKING - 15.3%
10,437	First Community Corporation	214,585
6,053	Hancock Whitney Corporation	311,608
13,824	Old Second Bancorp, Inc.	234,870
4,611	Pinnacle Financial Partners, Inc.	363,023
1,485	Prosperity Bancshares, Inc.	112,652
3,023	SouthState Corporation	240,631
15,270	Umpqua Holdings Corporation	277,914
		1,755,283
	COMMERCIAL SUPPORT SERVICES - 0.9%
1,125	AMN Healthcare Services, Inc.(a)	107,820

	CONSTRUCTION MATERIALS - 2.2%
2,304	Simpson Manufacturing Company, Inc.	246,781

	CONTAINERS & PACKAGING - 3.6%
17,128	Graphic Packaging Holding Company	412,614

	ELECTRIC UTILITIES - 3.2%
5,041	Black Hills Corporation	364,868

	ELECTRICAL EQUIPMENT - 4.6%
1,152	Generac Holdings, Inc.(a)	138,931
863	Littelfuse, Inc.	221,523
2,945	National Instruments Corporation	159,030
		519,484

The accompanying notes are an integral part of these financial statements.

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 90.1% (Continued)
	FOOD - 3.3%
4,463	John B Sanfilippo & Son, Inc.	$377,168

	HOME CONSTRUCTION - 1.9%
1,301	Armstrong World Industries, Inc.	100,710
415	Cavco Industries, Inc.(a)	110,432
		211,142
	INSURANCE - 4.6%
2,925	Axis Capital Holdings Ltd.	183,017
2,593	Hanover Insurance Group, Inc. (The)	348,966
		531,983
	INTERNET MEDIA & SERVICES - 1.7%
2,596	Shutterstock, Inc.	195,401

	MACHINERY - 2.8%
5,475	Esab Corporation	316,510

	MEDICAL EQUIPMENT & DEVICES - 2.9%
8,357	Envista Holdings Corporation(a)	325,839

	METALS & MINING - 3.7%
2,592	Encore Wire Corporation	418,427

	OFFICE REIT - 2.8%
12,381	Equity Commonwealth	315,963

	OIL & GAS PRODUCERS - 2.9%
13,818	Magnolia Oil & Gas Corporation, Class A	326,243

	REAL ESTATE SERVICES - 1.2%
3,630	Marcus & Millichap, Inc.	131,551

The accompanying notes are an integral part of these financial statements.

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 90.1% (Continued)
	RESIDENTIAL REIT - 6.1%
13,387	Independence Realty Trust, Inc.	$252,077
25,014	UMH Properties, Inc.	448,251
		700,328
	RETAIL - DISCRETIONARY - 2.9%
1,695	BlueLinx Holdings, Inc.(a)	147,160
2,253	Boot Barn Holdings, Inc.(a)	188,103
		335,263
	SELF-STORAGE REIT - 1.7%
4,757	National Storage Affiliates Trust	194,086

	SEMICONDUCTORS - 4.2%
4,351	Coherent Corporation(a)	188,833
3,747	Onto Innovation, Inc.(a)	294,702
		483,535
	SOFTWARE - 7.2%
11,238	Avid Technology, Inc.(a)	340,624
5,901	Omnicell, Inc.(a)	327,328
1,731	Ziff Davis, Inc.(a)	154,890
		822,842
	TECHNOLOGY HARDWARE - 1.1%
20,165	GoPro, Inc., Class A(a)	124,015

	TECHNOLOGY SERVICES - 2.4%
5,825	John Wiley & Sons, Inc., Class A	266,785

	TRANSPORTATION & LOGISTICS - 2.2%
3,391	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	247,714

	TOTAL COMMON STOCKS (Cost $9,525,399)	10,269,791

The accompanying notes are an integral part of these financial statements.

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.7%
	MONEY MARKET FUNDS - 12.7%
1,451,952	First American Treasury Obligations Fund, Class X, 4.23% (Cost $1,451,952)(b)	$1,451,952

	TOTAL INVESTMENTS - 102.8% (Cost $10,977,351)	$11,721,743
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%	(321,147)
	NET ASSETS - 100.0%	$11,400,596

ADR	- American Depositary Receipt

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of January 31, 2023.

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2023

ASSETS
Investment securities:
At cost	$10,977,351
At fair value	$11,721,743
Receivable for securities sold	55,581
Dividends and interest receivable	12,699
Due from adviser	14,285
TOTAL ASSETS	11,804,308

LIABILITIES
Payable for investments purchased	380,013
Payable to related parties	14,009
Accrued expenses and other liabilities	9,690
TOTAL LIABILITIES	403,712
NET ASSETS	$11,400,596

Net Assets Consist of:
Paid-in-Capital ($0 par value, unlimited shares authorized)	$10,600,100
Accumulated Earnings	800,496
Net Assets	$11,400,596

Net Asset Value Per Share:
Class I Shares:
Net Assets	$11,400,596
Shares of beneficial interest outstanding	1,038,243
Net Asset Value (Net Assets÷Shares Outstanding), Offering and Redemption Price Per Share	$10.98

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended January 31, 2023*

INVESTMENT INCOME
Dividends	$5,557
Interest	8,202
TOTAL INVESTMENT INCOME	13,759

EXPENSES
Administrative services fees	7,416
Investment advisory fees	6,877
Legal fees	3,706
Audit fees	2,924
Compliance officer fees	2,720
Transfer agent fees	2,479
Trustees’ fees and expenses	1,836
Printing and postage expenses	1,394
Custodian fees	476
Registration fees	102
Miscellaneous fees	646
TOTAL EXPENSES	30,576
Less: Fees waived by the Adviser	(21,163)
NET EXPENSES	9,413

NET INVESTMENT INCOME	4,346

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	51,758
Net change in unrealized appreciation on investments	744,392

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	796,150

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$800,496

*	Hunter Small Cap Value Fund commenced operations on December 28, 2022.

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
January 31, 2023*
(Unaudited)
FROM OPERATIONS
Net investment income	$4,346
Net realized gain on investments	51,758
Net change in unrealized appreciation of investments	744,392
Net increase in net assets resulting from operations	800,496

FROM SHARES OF BENEFICIAL INTEREST
Class I:
Proceeds from shares sold	10,600,100
Net increase in net assets from shares of beneficial interest	10,600,100

TOTAL INCREASE IN NET ASSETS	11,400,596

NET ASSETS
Beginning of Period	—
End of Period	$11,400,596

SHARE ACTIVITY
Class I:
Shares Sold	1,038,243
Net increase in shares of beneficial interest outstanding	1,038,243

*	Hunter Small Cap Value Fund commenced operations on December 28, 2022.

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding throughout each period presented.

For the
Period Ended
January 31, 2023*
(Unaudited)

Net Asset Value, Beginning of Period	$10.00
Increase (Decrease) From Operations:
Net investment income (a)	0.01
Net gain from investments (both realized and unrealized)	0.97
Total from operations	0.98

Net Asset Value, End of Period	$10.98

Total Return (b,c)	9.80%

Net assets, end of period (in 000’s)	$11,401

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (d,e)	4.06%
Ratio of net expenses to average net assets (e)	1.25%
Ratio of net investment income to average net assets (e)	0.58%
Portfolio turnover rate (c)	7%

*	Hunter Small Cap Value Fund commenced operations on December 28, 2022.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Portfolio expenses, total returns would have been lower.

(c)	Not annualized.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2023

1.	ORGANIZATION

Hunter Small Cap Value Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced investment operations on December 28, 2022. The investment objective is to seek capital appreciation. The Fund currently offers Class I shares.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Valuation of Underlying Funds – The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Fund will not change. As of December 31, 2022 the Fund did not hold any closed-end investment companies.

The Fund may hold securities for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trustees of the Trust (the “Board”). The Board has appointed the Fund’s adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such a

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2023 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$10,269,791	$—	$—	$10,269,791
Money Market Fund	1,451,952	—	—	1,451,952
Total Assets	$11,721,743	$—	$—	$11,721,743

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Distributions from net investment income and net realized capital gains, if any, are declared and paid annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code (the “Code”) that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2023 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended January 31, 2023, amounted to $9,869,606 and $395,965, respectively.

The Fund’s investments in securities and financial instruments expose it to various risks certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include but are not limited to cash positions risk, cybersecurity risk, equity securities risk, emerging markets risk, equity securities risk, emerging markets risk, foreign (non-US) investment risk, gap risk, geographic risk, IPO risk, issuer-specific risk, large shareholder transactions risk, liquidity risk, management risk, market events risk, market risk, money market fund risk, micro-cap companies risk, new fund risk, portfolio turnover risk, sector risk, securities lending risk, small cap companies risk, underlying funds risk, U.S. government securities risk, valuation risk, value-style investing risk and volatility risk.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre -existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Market Events Risk – There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities, including by beginning to increase interest rates. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

Management Risk – The risk that investment strategies employed by the Fund’s adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. Management risk includes the risk that the quantitative model used by the Adviser may not perform as expected, particularly in volatile markets.

Small Cap Companies Risk – The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations. Small market capitalization issuers are not as diversified in their business activities as issuers with larger market capitalizations and are more susceptible to changes in the business cycle. The prices of securities of small market capitalization issuers generally are more volatile, less liquid, and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Small companies may have limited product lines, markets or financial resources, and they may be dependent upon a limited management group. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid -cap company may lose substantial value. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Equity Securities Risk – The stock (i.e., equity) market can be volatile. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Value-Style Investing Risk – Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund’s value discipline may result in a portfolio of stocks that differs materially from its illustrative index.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Hunter Perkins Capital Management, LLC dba Hunter Capital Management serves as the Fund’s Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. For the period ended January 31, 2023, the Adviser earned management fees of $6,877.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund (the “Waiver Agreement”), until at least March 29, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses) will not exceed 1.25% of the Fund’s average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver was made or the expense reimbursed.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 1.25% of average underlying daily net assets, the Adviser shall be entitled recoup from the Fund for such waived fees or reimbursed expenses, provided that such recoupment does not cause the Fund’s expenses to exceed 1.25% (or, if lower, the expense limits in place at the time of recoupment). If Fund operating expenses subsequently exceed 1.25% per annum of the average daily net assets, the recoupments shall be suspended. During the period ended January 31, 2023, the Adviser waived fees and/or reimbursed expenses in the amount of $21,163 pursuant to the Waiver Agreement.

Northern Lights Distributors, LLC (the “Distributor” or “NLD”) is the distributor for the shares of the Fund.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I shares. No underwriting commissions were paid during the period ended January 31, 2023.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal tax purposes and its respective gross unrealized appreciation and depreciation at January 31, 2023, was as follows:

Cost for Federal Tax purposes	$10,977,351

Unrealized Appreciation	765,105
Unrealized Depreciation	(20,713)
Tax Net Unrealized Appreciation	$744,392

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)9 of the 1940 Act. As of January 31, 2023, First National Bank held approximately 28.3% of voting securities of the Fund and Perkins Malo Hunter Foundation held approximately 28.9% of voting securities of the Fund.

Hunter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Hunter Small Cap Value Fund
EXPENSE EXAMPLES (Unaudited)
January 31, 2023

As a shareholder of Hunter Small Cap Value Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Hunter Small Cap Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 28, 2022 through January 31, 2023.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Hunter Small Cap Value Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
Actual *	12/28/22	1/31/23	12/28/22-1/31/23	12/28/22-1/31/23
Class I	$ 1,000.00	$ 1,098.00	$ 1.26	1.25%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical **	Account Value	Account Value	During Period*	During Period
(5% return before expenses)	8/1/22	1/31/23	8/1/22-1/31/23	8/1/22-1/31/23
Class I	$ 1,000.00	$ 1,018.90	$ 6.36	1.25%

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (35) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio,multiplied by the number of days in the period (184), divided by the number of days in the fiscal year (365).

Hunter Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2023

Approval of Advisory Agreement

Hunter Small Cap Value Fund

At a special meeting held on December 7, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between Hunter Perkins Capital Management, LLC (“Hunter Capital” or the “Adviser”) and the Trust, on behalf of the Hunter Small Cap Value Fund (the “Fund”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by Hunter Capital; (ii) a description of the Adviser’s investment management and other personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s proposed advisory fees and estimated overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Hunter Capital. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board noted that the information received and considered by the Board in connection with the Meeting was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser related to the Advisory Agreement with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that will perform services for the Fund and their background and experience, including investment management and other senior personnel; a summary of the financial condition of the Adviser; information regarding risk management processes and liquidity management; the compliance policies and procedures of the Adviser, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); the Adviser’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the estimated fees and expenses of the Fund as compared to those of peer groups of other registered investment companies with similar investment strategies as selected by Broadridge (the “Peer Group”).

The Board also noted that it received and reviewed information from the Trust’s Chief Compliance Officer (CCO) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which involved evaluating the regulatory compliance systems of the Adviser and findings by the CCO that the Adviser’s policies and procedures were reasonably designed to ensure compliance with federal securities laws. The Board noted no significant disruption or impact to services of the Adviser as a result of the COVID-19 pandemic. The Board also considered the significant risks assumed by the Adviser in connection with the services to be provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks. The Board concluded that the management of the Adviser had the skills and experience necessary to perform their duties and that the nature, overall quality and extent of the services to be provided by the Adviser with respect to the Fund were anticipated to be satisfactory and reliable.

Hunter Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
January 31, 2023

Performance. The Board noted that the Adviser currently does not manage a comparable fund or managed account(s) with a performance track record for comparison. The Board considered the performance information provided for another separate account managed by Hunter Capital, which the Adviser noted is similar in investment process and philosophy to the Fund, but not reflective of the Fund’s investment strategy. The Board noted that it expected the Adviser to obtain an acceptable level of investment returns for the Fund’s shareholders.

Fees and Expenses. Regarding the costs of the services provided by the Adviser, the Board considered, among other expense data, a comparison prepared by Broadridge of the Fund’s proposed advisory fee and estimated annual operating expenses compared to the advisory fee and expenses of the funds in its Peer Group and Morningstar category (Small Cap Value). The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including potential differences in the investment strategy of the Fund relative to its peers, as well as the level, quality, and nature of the services to be provided by the Adviser with respect to the Fund.

The Board noted that the Fund’s proposed advisory fee was higher than the median and average of both the Morningstar category and the Peer Group, but not the highest among the funds within the Peer Group or the Morningstar category. The Board also noted that the Fund’s anticipated net expense ratio was higher than the median and average of both the Morningstar category and the Peer Group, but was not the highest in the Morningstar category. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses to 1.25% of the Fund’s average net assets (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, or extraordinary expenses such as litigation. The Board also took into account Hunter Capital’s discussion of the Fund’s advisory fee and expenses.

Based on the factors above, the Board concluded that the proposed advisory fee was not unreasonable.

Profitability. The Board considered the potential profitability of the Adviser and whether these potential profits would be reasonable in light of the services to be provided to the Fund. The Board also considered and reviewed an estimated profitability analysis prepared by the Adviser and concluded that, especially in light of the estimated costs of launching and managing the Fund during its first year of operations, the anticipated profitability, if any, of the Adviser from its relationship with the Fund did not appear to be excessive.

Economies of Scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of the Fund. The Board considered the profitability analyses included in the Meeting materials and noted that expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets grew. The Board concluded that at the projected asset levels for the initial term of the Advisory Agreement, economies of scale were not a consideration at this time but that the Board would consider whether economies of scale exist in the future.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by the Adviser from its association with the Fund. The Board noted that the Adviser believed it would not receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund, although the Board noted that certain reputational benefits may result from the relationship. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement with respect to the Fund for an initial two-year term was in the best interests of the Fund and its prospective shareholders.

Hunter Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
January 31, 2023

In considering the approval of the Advisory Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Portfolio votes proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Portfolio used to determine how to vote proxies is available without charge, upon request, by calling 1-855-733-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Investment Adviser
Hunter Perkins Capital Management, LLC
dba Hunter Capital Management
377 E. Butterfield Road, Suite 220
Lombard, IL 60148

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

HUNTERCAPITAL-SAR23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: 4/3/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: 4/3/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: 4/3/23